Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Options Granted	The following tables contains information concerning options granted under the existing equity incentive plans:
	Three months ended June 30,
	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,876,306	$5.38	3,007,624	$5.41
Forfeited and expired	(5,000)	$4.38	(21,921)	$5.06
Outstanding at end of period	2,871,306	$5.38	2,985,703	$5.41
Exercisable at end of period	2,393,405	$5.56	2,228,902	$5.67

Non-vested at beginning of period	480,151	$4.45	772,301	$4.67
Vested	-	$-	-	$-
Forfeited	(2,250)	$3.21	(13,750)	$3.79
Non-vested at the end of period	477,901	$4.46	758,551	$4.68

	Six months ended June 30,
	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,898,015	$5.37	2,842,496	$5.63
Granted	-	$-	250,000	$3.21
Forfeited and expired	(26,709)	$4.25	(106,793)	$6.00
Outstanding at end of period	2,871,306	$5.38	2,985,703	$5.41
Exercisable at end of period	2,393,405	$5.56	2,228,902	$5.67

Non vested at beginning of period	582,967	$4.38	596,503	$5.53
Granted	-	$-	250,000	$3.21
Forfeited and expired	(15,441)	$3.65	(24,313)	$5.04
vested	(89,625)	$4.07	(63,639)	$6.75
Outstanding at end of period	477,901	$4.46	758,551	$4.68

Schedule of Exercise Prices and Remaining Contractual Life	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding at June 30, 2025:
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$1.42	15,000	9.00	$-	-
$2.69	90,304	1.68	-	90,304
$2.69	557,737	8.51	-	557,737
$3.21	211,750	8.63	-	53,500
$3.53	53,192	8.34	-	13,298
$3.66	250,000	4.84	-	250,000
$4.68	29,000	4.75	-	29,000
$5.34	144,500	6.75	-	108,375
$5.34	440,719	7.38	-	287,087
$5.97	150,000	7.38	-	75,000
$6.22	147,536	0.97	-	147,536
$6.22	331,627	8.51	-	331,627
$8.19	150,000	8.51	-	150,000
$9.02	40,500	5.37	-	40,500
$10.12	2,421	3.37	-	2,421
$10.12	6,050	8.51	-	6,050
$12.23	250,000	5.91	-	250,000
$21.40	970	8.651	-	970
	2,871,306		$-	2,393,405

Schedule of Restricted Stock Units Granted	The following table contains information concerning restricted stock units granted under the 2019 Equity Incentive Plan:
	Three months ended June 30,
	2025		2024
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	1,174,350	$1.50	571,460	$2.65
Vested	(3,425)	$10.28	(3,444)	$10.28
Forfeited	(6,485)	$1.61	(5,757)	$3.87
Nonvested at end of period	1,164,440	$1.47	562,259	$2.59

	Six months ended June 30,
	2025		2024
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	1,234,572	$1.77	621,135	$3.14
Vested	(42,656)	$9.74	(44,050)	$9.9
Forfeited	(27,476)	$1.9	(14,826)	$3.64
Nonvested at end of period	1,164,440	$1.47	562,259	$2.59

Schedule of Share-Based Compensation Expenses	The following table summarizes share-based compensation expenses included in the statements of operations related to grants under the 2019 Equity Incentive Plan:
	Three months ended June 30,		Six months ended June 30,
(in thousands)	2025	2024	2025	2024
Research & development	$111	$145	$246	$269
General & administrative	184	243	342	502
Total	$295	$388	$588	$771